Supplementary cash flow disclosure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash Flow Statement [Abstract]
Trade and other receivables	$ 4,426	$ (2,091)
Inventory	(1,197)	115
Prepaid expenses	(3,476)	(1,156)
Contract assets	(1,720)	(1,853)
Trade and other payables	24,951	8,663
Other current and non-current liabilities	(1,380)	(5,959)
Changes in non-cash working capital items	$ 21,604	$ (2,281)